Receivables and Other Assets - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Non-trade receivable, net	₩ 150,554	₩ 134,161
Accrued income	14,273	9,431
Other accounts receivable, net	₩ 164,827	₩ 143,592